Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Basis of consolidation
(a)	Basis of consolidation:

Subsidiaries

The Corporation’s subsidiaries and their jurisdiction of incorporation are as follows:

Subsidiary	Ownership %	Jurisdiction of Incorporation
Biodroga Nutraceuticals Inc.	100.0%	Quebec
SugarLeaf Labs, Inc.	100.0%	Delaware (with a Certificate of Authority to operate in North Carolina)
Neptune Holding USA, Inc.	100.0%	Delaware
9354-7537 Québec Inc.	100.0%	Quebec
Neptune Health and Wellness Innovation, Inc.	100.0%	Delaware
Neptune Forest, Inc.	100.0%	Delaware
Neptune Care, Inc. (formerly known as Neptune Ocean, Inc.)	100.0%	Delaware
Neptune Growth Ventures, Inc.	100.0%	Delaware
9418-1252 Québec Inc.	100.0%	Quebec
Neptune Wellness Brands Canada, Inc.	100.0%	Quebec
Sprout Foods, Inc.	50.1%	Delaware
(i)	Business combinations and related goodwill:

Business combinations are accounted for using the acquisition method as at the acquisition date, when control is transferred. The consideration transferred for the acquisition of a business is the fair value of the assets transferred, and any liability and equity interests issued by the Corporation on the date control of the acquired company is obtained. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are generally measured initially at their fair values at the acquisition date. The Corporation measures goodwill as the fair value for the consideration transferred including the recognized amount of any non-controlling interest in the acquiree, less the net recognized amount of the identifiable assets acquired and liabilities assumed, all measured at the acquisition date. If this consideration is lower than the fair value of the net assets of the business acquired, the difference is recognized immediately in the consolidated statement of loss and comprehensive income or loss as a gain from a bargain purchase.

For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets.

Restructuring, transaction costs other than those associated with the issue of debt or equity securities, and other direct costs of a business combination are not considered part of the business acquisition transaction and are expensed as incurred.

Subsequent recognition of goodwill:

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is not amortized but tested for impairment at least annually and upon occurrence of an indication of impairment. The impairment testing process is described in the appropriate section of these accounting policies.

Subsidiaries:

Subsidiaries are entities controlled by the Corporation. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Control exists when the Corporation is exposed to, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Non-controlling interests are measured initially at fair value at the date of acquisition. Changes in the Corporation’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(ii)	Transactions eliminated on consolidation:

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

Financial instruments
(b)	Financial instruments:

All financial instruments, including derivatives, are recognized in the consolidated statement of financial position initially at fair value when the Corporation becomes a party to the contractual obligations of the instrument. Transaction costs that are directly attributable to the acquisition or issuance of financial instruments that are not subsequently recognized at fair value are added or deducted from the financial asset or liability and are amortized using the effective interest rate method over the expected life of the related asset/liability.

(i)	Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount reported in the consolidated statement of financial position if, and only if, there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

(ii)	Financial assets:

On initial recognition, the Corporation classifies its financial assets as subsequently measured at either amortized cost or fair value, depending on its business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Financial asset measured at amortized cost:

A financial asset is subsequently measured at amortized cost using the effective interest method and net of any impairment loss if it meets both of the following conditions and is not designated as at fair value through profit or loss:

▪	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
▪	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

The financial assets of the Corporation that are measured at amortized cost consist of cash and cash equivalents, short-term investments, and trade and other receivables. Interest income, foreign exchange gains and losses and impairment are recognized in the consolidated statement of loss and comprehensive loss.

Financial assets measured at fair value:

Certain financial assets including debt investments and equity investments that are not held for trading are accounted for as fair value through other comprehensive income or loss. Subsequent changes in fair value of these financial assets are recorded in other comprehensive income or loss, except for foreign exchange gains or losses and expected credit loss and reversal that are recognized in profit or loss. Amounts recognized in other comprehensive income for equity investments are not reclassified to profit or loss under any circumstances. Dividends on such instruments are recognized in profit or loss unless dividends clearly represent a recovery of a repayment of part of the cost of the investment. The Corporation has an equity instrument measured at fair value through other comprehensive income or loss (refer to note 21 (a)). All financial assets not classified as measured at amortized cost or fair value through other comprehensive income are measured at fair value through profit or loss. In addition, on initial recognition, the Corporation may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at fair value through other comprehensive income or loss as at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise. Financial assets at fair value through profit or loss are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in the consolidated statement of loss and comprehensive loss. The Corporation currently has no such financial instruments.

Derecognition of financial assets:

Financial assets are derecognized when the Corporation’s contractual rights to the cash flows from the respective assets have expired or the Corporation has transferred its rights to the cash flows from the respective assets and either (i) the Corporation has transferred substantially all of the risks and rewards of the assets or (ii) the Corporation has neither exposure to the risks inherent in those assets nor entitlement to rewards from them. Any gain or loss on derecognition is recognized in the consolidated statement of loss and comprehensive loss.

(iii)	Financial liabilities and equity instruments:

Debt and equity instruments issued by the Corporation are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

On initial recognition, the Corporation classifies its financial liabilities as subsequently measured at either amortized cost or fair value.

Financial liabilities measured at amortized cost:

A financial liability is subsequently measured at amortized cost, using the effective interest method. The Corporation currently classifies loans and borrowings, trade and other payables and long-term payables as financial liabilities measured at amortized cost.

Financial liabilities measured at fair value:

Financial liabilities at fair value are initially recognized at fair value and are remeasured at each reporting date with any changes therein recognized in net income. The Corporation’s significant financial liabilities measured at fair value are the liabilities related to warrants.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Corporation are recognized at the proceeds received, net of direct issue costs and applicable income taxes.

Derecognition of financial liabilities:

Financial liabilities are derecognized when the obligations under the liabilities are discharged, cancelled, expired or are replaced by a new liability with substantially modified terms. Any gain or loss on derecognition is recognized in the consolidated statement of loss and comprehensive loss.

Effective interest method:

The effective interest method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating interest income or expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts/payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial instrument, or (when appropriate) a shorter period, to the net carrying amount on initial recognition.

(iv)	Share capital:

Common shares are classified as equity. Incremental costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects.

(v)	Other equity instruments:

Warrants, options and rights over the Corporation’s equity issued outside of share-based payment transactions that do not meet the definition of a liability instrument are recognized in equity.

(vi)	Derivative financial instruments and hedge accounting:

Derivative financial instruments:

The Corporation has issued liability-classified derivatives over its own equity and has a call option on the non-controlling interest of a subsidiary. Embedded derivative is separated from the host contract and accounted for separately if the economic characteristics and risks of the host contract and the embedded derivative are not closely related, a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative, and the combined instrument is not measured at fair value through profit or loss.

Derivatives and separable embedded derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives and separable embedded derivatives are measured at fair value, and all changes in their fair value are recognized immediately in profit or loss.

Cash flow hedges:

For derivative financial instruments designated as cash flow hedges, the effective portion of changes in their fair value is recognized in other comprehensive income in the consolidated statement of comprehensive income and presented in the cash flow hedges reserve in equity. Any ineffectiveness is recognized in net income (loss) immediately as it arises in the same consolidated statement of loss and comprehensive loss account as the hedged item when realized.

Should a cash flow hedging relationship become ineffective or the hedging relationship be terminated, previously unrealized gains and losses remain within the cash flows hedges reserve until the hedged item is settled and any future changes in value of the derivative are recognized in net income (loss) prospectively.

When the hedged item is realized, amounts recognized in the cash flow hedge reserve are reclassified to the same consolidated statement of loss and comprehensive loss account or reclassified to the related non-financial asset in which the hedged item is recorded. If the hedged item ceases to exist before the hedging instrument expires, the unrealized gains or losses within the cash flow hedge reserve are immediately reclassified to net income (loss).

Use of derivative financial instruments:

Derivative financial instruments are utilized, from time to time, by the Corporation in the management of its foreign currency exposures and interest-rate market risks. These derivative financial instruments are used as a method for meeting the risk reduction objectives of the Corporation by generating offsetting cash flows related to the underlying position in respect of amount and timing of forecasted foreign currency cash flows and interest payments.

When it utilizes derivatives in hedge accounting relationships, the Corporation formally documents and designates all of its eligible hedging relationships. This process involves associating all derivatives to specific assets and liabilities on the consolidated statement of financial position or with forecasted or probable transactions. The Corporation also formally assesses the effectiveness of hedging relationships at inception and on an on-going basis. The Corporation does not currently have any derivatives in a hedging relationship.

Inventories
(c)	Inventories:

Inventories are measured at the lower of cost and net realizable value. The cost of finished goods, raw materials, supplies and spare parts is based on the weighted-average cost method. The cost of finished goods and work in progress includes expenditures incurred in acquiring the inventories, production or conversion costs, sub-contractors costs and other costs incurred in bringing them to their existing location and condition, as well as production overheads based on normal operating capacity.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

Property, plant and equipment
(d)	Property, plant and equipment:
(i)	Recognition and measurement:

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to a working condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located and borrowing costs on qualifying assets.

Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

When parts of an item of property, plant and equipment have significantly different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Gains and losses on disposal of an item of property, plant and equipment are determined by comparing the proceeds from disposal with the carrying amount of property, plant and equipment, and are recognized in net profit or loss.

(ii)	Subsequent costs:

The cost of replacing a part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Corporation, and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in profit or loss as incurred.

(iii)	Depreciation:

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its residual value.

Depreciation is recognized in profit or loss on either a straight-line basis or a declining basis over the estimated useful lives of each part of an item of property, plant and equipment, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative periods are as follows:

Asset	Method	Period/Rate

Building and building components	Straight-line	20 to 40 years
Laboratory, R&D and plant equipment	Straight-line	10 to 20 years
Furniture and office equipment	Declining balance	20% to 30%
Computer equipment	Straight-line	2 to 5 years

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Intangible assets
(e)	Intangible assets:
(i)	Research and development:

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labour, overhead costs that are directly attributable to preparing the asset for its intended use, and borrowing costs on qualifying assets. There are no capitalized development costs during the years ended March 31, 2021 and 2020. Other development expenditure is recognized in profit or loss as incurred.

Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses.

(ii)	Other intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is its fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite. The Corporation has no indefinite life intangible assets.

Intangible assets with finite useful lives are amortized over their useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The residual value, amortization period and amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year-end and adjusted prospectively, if applicable. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates which are accounted for prospectively.

Intangible assets with finite useful lives are amortized as follows:

Asset	Method	Period/Rate

Non compete agreements	Straight-line	3 years
Customer relationships (1)	Straight-line	10 years
Farmer relationships (1)	Straight-line	3 years
License agreements	Straight-line	31 months to 12 years
Website and trademarks	Straight-line	4 years
Tradenames	Straight-line	15 years
Computer software	Straight-line	3 to 5 years
(1)

During the third quarter of the year ended March 31, 2021, the amortization of customer relationships and farmer relationships, both related to SugarLeaf, was accelerated and those assets were then fully amortized.

Amortization is calculated over the cost of the asset less its residual value.

Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, from the date that they are available for use, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are described above.

(iii)	Subsequent expenditure:

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Impairment
(f)	Impairment:
(i)	Financial assets:

Loss allowances for “expected credit losses” (“ECLs”) are measured on either of the following bases:

▪	12-month ECLs: these are ECLs that result from possible default events within the 12 months after the reporting date; and
▪	Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument.

The Corporation has elected to measure loss allowances for trade accounts receivable at an amount equal to lifetime ECLs.

The Corporation measures loss allowances for other receivables by determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs. The Corporation considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Corporation’s historical experience and informed credit assessment, including forward-looking information.

The Corporation considers a financial asset to be in default when the borrower is unlikely to pay its credit obligations to the Corporation in full, without recourse by the Corporation to actions such as recovering inventory or the Corporation’s credit insurance.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Corporation is exposed to credit risk.

Measurement of ECLs:

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Corporation expects to receive). The Corporation establishes an impairment loss allowance on a collective and individual assessment basis, by considering past events, current conditions and forecasts of future economic conditions. Collective assessment is carried out by grouping together trade accounts receivable with similar characteristics. ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets:

At each reporting date, the Corporation assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Examples of events that could occur are:

▪	significant financial difficulty of the borrower;
▪	a breach of contract, such as a default or past due event;
▪	it is becoming probable that the borrower will enter bankruptcy or other financial reorganization; or
▪	the disappearance of an active market for that financial asset because of financial difficulties.

It may not be possible to identify a single discrete event; instead, the combined effect of several events may have caused financial assets to become credit-impaired.

Presentation of impairment:

Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. Impairment losses related to trade and other receivables are presented in selling, general and administrative expenses of the consolidated statement of loss and comprehensive loss.

Write-off:

The gross carrying amount of a financial assets is written off when the Corporation has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof.

(ii)	Non-financial assets:

The carrying amounts of the Corporation’s non-financial assets, other than inventories, tax credits receivable and recoverable and deferred tax assets, are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. For intangible assets that have indefinite useful lives or that are not yet available for use, the recoverable amount is estimated each year at the same date.

The recoverable amount of an asset or cash-generating unit is the greater of its value-in-use (“VIU”) and its fair value less cost of disposal (“FVLCD”), as discussed under IAS 36. In assessing VIU and FVLCD, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Costs of disposal are incremental costs directly attributable to the disposal of an asset, such as legal costs and similar transaction fees, costs of removing the asset and direct incremental costs to bring an asset into condition for its sale (excluding finance costs and income tax expense). For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the ''cash-generating unit'', or ''CGU'').

An impairment loss is recognized if the carrying amount of an asset or its CGU exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss.

Impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Goodwill:

Goodwill is tested for impairment annually and when circumstances indicate that the carrying value may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each CGU to which the goodwill relates. The Corporation defines its CGUs based on the way it internally monitors and derives economic benefits from the acquired goodwill. Impairment losses for a CGU is first allocated to reduce goodwill. An impairment loss in respect of goodwill is not reversed in future periods.

Provisions
(g)	Provisions:

A provision is recognized if, as a result of a past event, the Corporation has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are usually determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

(i)	Contingent liability:

A contingent liability is a possible obligation that arises from past events and of which the existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not within the control of the Corporation; or a present obligation that arises from past events (and therefore exists), but is not recognized because it is not probable that a transfer or use of assets, provision of services or any other transfer of economic benefits will be required to settle the obligation, or the amount of the obligation cannot be estimated reliably.

Revenue
(h)	Revenue:

Sale of products:

Revenue from the sale of goods in the course of ordinary activities is recognized at a point in time when control of the assets is transferred to the customer. The Corporation transfers control generally on shipment of the goods or in some cases, upon reception by the customer. Revenue is measured based on the consideration the Corporation expects to be entitled to receive in exchange of assets as specified in contracts with customers. For some arrangements in which the Corporation is entitled to non-cash consideration, revenue is measured at the fair value of exchanged assets as specified in contracts with customers. Revenue is presented net of returns. If the consideration in a contract includes a variable amount, the Company estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. Where the Corporation cannot reasonably estimate the future returns, revenue is deferred and recognized when the right to return the product is no longer available to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

Processing services:

The Corporation is involved in the extraction, purification and formulation of health and wellness products. Revenue earned on processing services is recognized as the services are rendered in accordance with contractual terms, recovery of the consideration is probable and the amount of revenue can be measured reliably. The Corporation recognizes revenue from processing services in proportion to the stage of completion of the service at the reporting date. The stage of completion is assessed based on surveys of work performed. All related production costs are expenses as incurred.

Royalty revenues:

Royalties are earned under the terms of the applicable agreement and are recognized when it is probable that the economic benefits associated with the transaction will be received and the amount can be measured reliably.

Principal versus agent arrangements:

The Corporation may be involved with other parties, including suppliers of products, in providing goods or services to a customer when it enters into revenue transactions for the sale of products that it does not manufacture. In these instances, the Corporation must determine whether it is a principal in these transactions by evaluating the nature of its promise to the customer. The Corporation is a principal (and, therefore, records revenue on a gross basis) if it controls a promised good before transferring that good to the customer. On the other hand, the Corporation records revenue as the net amount that it retains for its services when it does not meet the criteria to be considered a principal for accounting purposes.

Government grants
(i)	Government grants:

Government grants, consisting of grants, subsidies and investment tax credits, are recorded as a reduction of the related expense or cost of the asset acquired. Government grants are recognized when there is reasonable assurance that the Corporation has met or will meet the requirements of the approved grant program and there is reasonable assurance that the grant will be received.

Grants that compensate the Corporation for expenses incurred are recognized in profit or loss in reduction thereof on a systematic basis in the same years in which the expenses are recognized. Grants that compensate the Corporation for the cost of an asset are recognized in profit or loss on a systematic basis over the useful life of the asset.

Leases
(j)	Leases:

The Company adopted IFRS 16, Leases, on April 1, 2019 . At inception, the Corporation assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Corporation recognizes a right-of-use asset and a lease liability at the commencement date of the lease, i.e. the date the underlying asset is available for use.

Right-of-use assets

Right-of-use assets are measured at cost, less any accumulated depreciation and accumulated impairment losses, and adjusted for remeasurement of lease liabilities. Cost of right-of-use assets is comprised of:

•	the initial measurement amount of the lease liabilities recognized;
•	any lease payments made at or before the commencement date, less any lease incentives received;
•	any initial direct costs incurred; and
•

an estimate of costs to dismantle and remove the underlying asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease contract.

Right-of-use assets are depreciated on a straight-line basis over the lesser of i) the estimated useful life of the underlying assets; and ii) the lease term.

Lease liabilities

Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date over the lease term. The present value of the lease payments is determined using the lessee’s incremental borrowing rate at the commencement date if the interest rate implicit in the lease is not readily determinable. The incremental borrowing rate is a function of the lessee’s incremental borrowing rate, the nature of the underlying asset, the location of the asset, the length of the lease and the currency of the lease contract. Generally, the Corporation uses the lessee’s incremental borrowing rate for the present value. At the commencement date, lease payments generally include fixed payments, less any lease incentives receivable, variable lease payments that depend on an index (e.g. based on inflation index) or a specified rate, lease extension options, if reasonably certain that it will be exercised, and payments of penalties for terminating the lease, if the lease term reflects the lessee exercising the option to terminate the lease. Lease payments also include amounts expected to be paid under residual value guarantees and the exercise price of a purchase option if the Corporation is reasonably certain to exercise that option.

Variable lease payments that do not depend on an index or a specified rate are not included in the measurement of lease liabilities but instead are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

After the commencement date, the carrying amount of lease liabilities is increased to reflect the accretion of interest and reduced to reflect lease payments made. In addition, the carrying amount of lease liabilities is remeasured when there is a change in future lease payments arising from a change in an index or specified rate, if there is a modification to the lease terms and conditions, a change in the estimate of the amount expected to be payable under residual value guarantee, or if the Corporation changes its assessment of whether it will exercise a termination, extension or purchase option. The remeasurement amount of the lease liabilities is recognized as an adjustment to the right-of-use asset, or in the consolidated statement of loss when the carrying amount of the right-of-use asset is reduced to zero.

Classification and presentation of lease-related expenses

Depreciation charge for right-of-use assets, expenses related to variable lease payments not included in the measurement of lease liabilities and loss (gain) related to lease modifications are allocated in the Corporation’s consolidated statement of loss based on their function within the Corporation, while interest expense on lease liabilities is presented within finance costs.

Cash flows classification

Lease payments related to the principal portion of the lease liabilities are classified as cash flows from financing activities and lease payments related to the interest portion of the lease liabilities are classified as interest paid within cash flows from financing activities. Lease incentives received are classified as cash flows from investing activities. Variable lease payments not included in the measurement of lease liabilities are classified as cash flows from operating activities.

Significant judgment in determining the lease term of contracts with extension options and termination options

The Corporation determines the lease term as the non-cancellable period of the lease, together with any periods covered by an option to extend the lease, if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Corporation applies judgment in assessing whether it is reasonably certain to exercise its options to extend its leases or to not exercise its options to terminate its leases, by considering all facts and circumstances that create an economic incentive to exercise an extension option or not to exercise a termination option. The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the Corporation.

The Corporation has elected to apply the following practical expedients available under IFRS 16:

•

Short-term leases and leases of low-value items recognition exemptions: related lease payments are recognized as an expense on straight-line basis or another basis if that basis is more representative; and

•	Leases with a short remaining term: when lease term is 12 months or less, the lease may be classified as short-term leases.

Foreign currency
(k)	Foreign currency:

Transactions in foreign currencies that are not hedged are translated to the respective functional currencies of the Corporation’s subsidiaries at the exchange rate in effect on the date of the transaction. The monetary assets and liabilities denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the statement of financial position date and translation gains and losses are included in the consolidated statement of loss and comprehensive loss. Non-monetary items denominated in foreign currencies other than the functional currency are translated at historical rates.

The assets and liabilities of foreign operations, whose functional currency is not the Canadian dollar, are translated into Canadian dollars at the exchange rates in effect at the statement of financial position date. Revenue and expenses that are not hedged are translated at the exchange rate in effect on the date of the transaction. Differences arising from the exchange rate changes are included in other comprehensive loss in the cumulative translation account.

On disposal of a foreign operation where control is lost, the cumulative amount of the exchange differences recognized in other comprehensive loss relating to that particular foreign operation is recognized in the consolidated statement of loss and comprehensive loss as part of the gain or loss on disposal.

Employee benefits
(l)	Employee benefits:
(i)	Short-term employee benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans if the Corporation has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(i)	Long-term employee benefits:

The Corporation’s net obligation in respect of long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognised in profit or loss in the period in which they arise.

(iii)	Share-based payment transactions:

The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in contributed surplus, over the period that the employees unconditionally become entitled to the awards. The grant date fair value takes into consideration market performance conditions when applicable. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The fair value of the share-based payment transactions is measured based on valuation models. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on the historical volatility), weighted average expected life of the instruments (based on contractual life, tranche vesting term and general option holder behaviour), expected dividends, and the risk-free interest rate (based on government bonds). Service and non-market performance conditions attached to the transactions, if any, are not taken into account in determining fair value.

The fair value of share-based payment awards granted to non-employees is the fair value of the identifiable goods or services or the fair value of the equity instrument granted if the goods or services are not reliably measurable. Measurement date of the fair value is the date at which the Corporation receives the goods or services from the non-employees. Goods or services are recognized in expense, with a corresponding increase in equity over the period that the services are received. Unvested awards whose measurement was determined using the fair value of the equity instrument are remeasured at the end of each reporting period.

(iv)	Termination benefits:

Termination benefits are recognized as an expense when the Corporation is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Corporation has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting year, then they are discounted to their present value.

Finance income and finance costs
(m)	Finance income and finance costs:

Finance income comprises interest income on funds invested. Interest income is recognized as it accrues in profit or loss, using the effective interest method.

Finance costs comprise interest expense and accretion on borrowings, unwinding of the discount on provisions and long-term payables, financing costs, issuance of warrants costs, penalty on debt reimbursement and bank charges. Borrowing costs that are not directly attributable to the acquisition, construction or production of a qualifying asset are recognized in profit or loss using the effective interest method.

Foreign currency gains and losses are reported on a net basis.

The Corporation recognizes interest income as components of investing activities and interest cost as a component of financing activities in the consolidated statements of cash flows.

Income tax
(n)	Income tax:

Income tax expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income or loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Loss per share
(o)	Loss per share:

Basic loss per share (“EPS”) is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, adjusted for own shares held, for the effects of all dilutive potential common shares, which comprise warrants, share options and deferred share units granted to employees and directors.

New standards and interpretations adopted during the previous year
(p)	New standards and interpretations adopted during the previous year:
(i)	Leases:

In January 2016, the IASB issued IFRS 16, Leases, which replaced IAS 17, Leases. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (lessee) and the supplier (lessor). IFRS 16 eliminates the classification of leases as either operating leases or finance leases, introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value.

The Corporation adopted IFRS 16 using the modified retrospective method of adoption, with the effect of initially applying this standard recognized at the date of initial application, i.e. April 1, 2019. Under this method, the Corporation elected to measure right-of-use of asset as equal to lease liability, adjusted for amounts previously recorded for deferred lease inducements or prepaid rent as at the date of adoption. Accordingly, the cumulative effect of initially applying IFRS 16 is nil on the opening balance of retained loss as at April 1, 2019. The comparative information has not been restated, i.e. it is presented, as previously reported, under IAS 17 and related interpretations.

Transition options and practical expedients

The Corporation has elected to apply the following transition options and practical expedients available under IFRS 16:

•

Lease definition: to grandfather the assessment of which transactions are leases on the date of initial application. Accordingly, the Corporation applied IFRS 16 only to contracts that were previously identified as leases under IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, and applied the definition of leases under IFRS 16 only to contracts entered on or after the date of initial application;

•

Short-term leases and leases of low-value items recognition exemptions:  related lease payments are recognized as an expense on straight-line basis or another basis if that basis is more representative; and

•	Leases with a short remaining term: when lease term ends within 12 months of the date of initial application, the lease may be classified as short-term leases.

The Corporation has elected not to apply the following transition options and practical expedients available under IFRS 16:

•	Use of hindsight;
•	Impairment and onerous leases;
•	Initial direct costs;
•	Discount rates; and
•	Non-lease components.

Impact of adopting IFRS 16

The most significant impact as a result of adopting IFRS 16 related to the accounting for the Corporation’s operating leases, as the nature of expenses related to most of the Corporation’s leases changed as IFRS 16 replaced the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Under IAS 17, the Corporation classified each of its leases at the inception date as either a finance lease or an operating lease, based on the extent to which risks and rewards of ownership were transferred to the Corporation. Most of the Corporation’s leases were classified as operating leases as they did not transfer substantially all the risks and rewards of ownership to the Corporation. Lease payments related to the Corporation’s operating leases were recognized as rent expense in the consolidated income statements on a straight-line basis over the lease term and presented as part of cash flows from operating activities in the consolidated statements of cash flows. Any prepaid rent and deferred lease inducements were recognized under “Prepaid expenses” and “Deferred lease inducements”, respectively, in the consolidated statements of financial position as at March 31, 2019.

Upon adoption of IFRS 16, the Corporation recognized right-of-use assets for leases previously classified as operating leases. Right-of-use assets were measured for an amount equal to the lease liability adjusted for prepaid rent and deferred lease inducements. Lease liabilities were measured at the present value of the remaining lease payments on a discounted basis, using the incremental borrowing rate at the date of initial application.

The following table summarizes the impacts of adopting IFRS 16 on the Corporation’s consolidated statement of financial position as at April 1, 2019:

Impact of adopting IFRS 16 as at April 1st, 2019	Note	Increase (decrease)

Assets

Current assets:
Prepaid expenses	(i)	$(22,127)

Non-current assets:
Right-of-use of assets	(ii)	1,176,744

Total assets		$1,154,617

Liabilities

Current liabilities:
Lease liabilities	(ii)	$334,872

Non-current liabilities:
Lease liabilities	(ii)	1,027,490
Deferred lease inducements	(i)	(207,745)

Total liabilities and equity		$1,154,617

Prepaid expenses and deferred lease inducements related to previous operating leases were derecognized and netted against the right-of-use assets.

Lease liabilities of $1,362,362 and related right-of-use assets of $1,176,744 were recognized and presented separately on the consolidated statement of financial position. There was no adjustment from the adoption of IFRS 16 on the opening retained loss as at April 1, 2019 due to the Corporation choice on transition method.

Reconciliation of operating lease commitments to lease liabilities recognized

When measuring lease liabilities, the Corporation discounted lease payments using its incremental borrowing rate as at April 1, 2019. The weighted average incremental borrowing rate applied as at April 1, 2019 was 5.14%. The lease liabilities as at April 1, 2019 can be reconciled to the operating lease commitments as at March 31, 2019 as follows:

Reconciliation of operating leases commitments to lease liabilities

Operating lease commitments as at March 31, 2019	$1,587,571
Non-lease components separated from lease components	(60,755)
Other	(15,189)
Effect of discounting	(149,265)
Discounted lease liabilities as at April 1st, 2019	$1,362,362

New standards and interpretations not yet adopted
(p)	New standards and interpretations not yet adopted:

A number of new standards, and amendments to standards and interpretations, are not yet effective for the years ended March 31, 2021 and 2020 and have not been applied in preparing these consolidated financial statements. Management does not expect that any of the new standards and amendments to existing standards issued but not yet effective would have a material impact on the Corporation’s consolidated financial statements.

(i)	Classification of Liabilities as Current or Non-current (Amendments to IAS 1):

For the purposes of non-current classification, the amendments removed the requirement for a right to defer settlement or roll over of a liability for at least twelve months to be unconditional. Instead, such a right must have substance and exist at the end of the reporting period.

The amendments also clarify how a company classifies a liability that includes a counterparty conversion option. The amendments state that:

•	settlement of a liability includes transferring a company’s own equity instruments to the counterparty, and
•	when classifying liabilities as current or non-current, a company can ignore only those conversion options that are recognized as equity.

The amendments are effective for annual periods beginning on or after January 1, 2023. Early adoption is permitted.

(ii)	Covid-19-Related Rent Concessions (Amendment to IFRS 16)

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions (Amendment to IFRS 16). Subsequently, on March 31, 2021, the IASB extended the practical expedient by 12 months – i.e. permitting lessees to apply it to rent concessions that reduce lease payments originally due on or before June 30, 2022.

The new 2021 amendments are effective for annual periods beginning on or after April 1, 2021. Early adoption is permitted.

The original version of the practical expedient under the 2020 amendment was (and remains) optional. However, the new amendment is, in effect, not optional because a lessee that chose to apply the practical expedient introduced by the 2020 amendment needs to consistently apply the extension to similar rent concessions. This means that lessees may need to reverse previous lease modification accounting if a rent concession was ineligible for the original version of the practical expedient under the 2020 amendment (i.e. because the concession extended beyond June 30, 2021) but becomes eligible as a result of the new amendment.

The Corporation does not intend to adopt any of the above amendment by anticipation. The extent of the impact of adoption of the standard has not yet been determined.